   [LOGO]



-----------------------------------------------
         SEMI-ANNUAL REPORT
-----------------------------------------------

            THE RESERVE FUND

              PRIMARY FUND
              U.S. GOVERNMENT FUND
              U.S. TREASURY FUND




              NOVEMBER 30, 1999





[LOGO]                               BULK RATE
                                     U.S. POSTAGE
                                        PAID
                                     PERMIT NO. 8898
                                     BRONX, N.Y.

1250 BROADWAY, NEW YORK, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.
Distributor--Resrv Partners, Inc.

RF/SEMI-ANNUAL 01/00

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)(CONTINUED)

 PRINCIPAL                                                                                                           VALUE
   AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 81.6%                                                    (NOTE 1)
------------   --------------------------------------------------------------------------------------            --------------
               DOMESTIC -- 22.1%
$150,000,000   American Express Centurion Bank, 6.05%, 2/14/00..............................................     $  150,000,000
 100,000,000   BankBoston, NA, 5.85%, 2/14/00...............................................................        100,000,000
  50,000,000   Chase Manhattan Bank, 5.85%, 2/14/00.........................................................         50,000,000
 150,000,000   Morgan Guaranty Trust Co., N.Y., 5.65%, 2/3/00...............................................        150,000,000
 150,000,000   Regions Bank, 6.03%, 4/4/00..................................................................        150,000,000
  50,000,000   Southtrust Bank NA, 5.93%, 2/15/00...........................................................         50,000,000
 150,000,000   Wilmington Trust Co., 5.88%, 2/22/00.........................................................        150,000,000
                                                                                                                 --------------
                                                                                                                    800,000,000
                                                                                                                 --------------
               EURO -- 12.5%
 150,000,000   Bank of Scotland, 6.14%, 1/31/00.............................................................        150,000,000
 150,000,000   ING Bank, NV, 5.87%, 3/27/00.................................................................        150,000,000
 150,000,000   Norddeutsche Landesbank Girozentrale, 6.065%, 2/7/00.........................................        150,001,394
                                                                                                                 --------------
                                                                                                                    450,001,394
                                                                                                                 --------------
               YANKEES -- 47.0%
  50,000,000   Bank Austria, 6.08%, 2/22/00.................................................................         50,000,000
  50,000,000   Banque Nationale de Paris, 5.25%, 12/8/99....................................................         50,000,000
 100,000,000   Banque Nationale de Paris, 6.00%, 2/29/00....................................................        100,000,000
 150,000,000   Bayerische Hypo-und Vereinsbank, AG, 6.04%, 2/8/00...........................................        150,005,634
 150,000,000   Bayerische Landesbank Girozentrale, 6.01%, 2/7/00............................................        150,001,394
 150,000,000   Commerzbank, AG, 5.79%, 2/10/00..............................................................        150,000,000
 150,000,000   Credit Communal De Belgique SA, 6.03%, 2/4/00................................................        150,000,000
 150,000,000   Credit Suisse First Boston, 5.73%, 2/7/00....................................................        150,002,752
 150,000,000   Deutsche Bank, AG, 6.00%, 3/2/00.............................................................        150,000,000
 150,000,000   Landesbank Hessen-Thueringen Girozentrale, 6.025%, 2/3/00....................................        150,001,313
 150,000,000   Lloyds TSB Bank PLC, 5.90%, 2/15/00..........................................................        150,000,000
 150,000,000   National Westminster Bank, PLC, 5.5425%, 11/22/00............................................        149,899,341
 150,000,000   Westdeutsche Landesbank Girozentrale, 6.00%, 3/1/00..........................................        150,000,000
                                                                                                                 --------------
                                                                                                                  1,699,910,434
                                                                                                                 --------------
               Total Negotiable Bank Certificates of Deposit (Cost $2,949,911,828)..........................      2,949,911,828
                                                                                                                 --------------
               COLLATERALIZED PROMISSORY NOTES -- 1.4% (b)
  50,000,000   ABN/AMRO, 5.73%, 2/23/00 (Cost $49,331,500)..................................................         49,331,500
                                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)(CONTINUED)

 PRINCIPAL                                                                                                           VALUE
   AMOUNT      REPURCHASE AGREEMENTS -- 19.7%                                                                      (NOTE 1)
------------   --------------------------------------------------------------------------------------            --------------
$512,000,000   Bear, Stearns & Co. Inc., 5.74%,12/1/99 (collateralized by FGPC 7.0% due 8/1/29 valued at
               $9,294,133, FGSI 0% due 1/1/24 to 9/1/29 valued $208,581,038, FGRA 0% due 7/15/08 to 7/15/24 valued at $63,216,879, FGRM 6.0% to 7.0% due 8/15/14 to 3/15/26 valued at $50,910,203, FNST
               0% due 4/1/23 to 5/1/28 valued at $62,726,386, FNRA 0% due 8/25/21 to 7/25/26 valued at
               $77,151,181, FNRM 0% due 2/25/14 to 9/25/28 valued at $37,557,053, FRRA 0% due 3/25/23 valued
               at $23,100,504)..............................................................................     $  512,000,000

 100,000,000   Prudential Securities Inc., 5.71%, 12/1/99 (collateralized by TPRN 6.375% due 8/15/02 valued at $33,324,323, RFIN 0% due 7/15/05 valued at $15,974,860, FNRM 0% due 12/25/21 TO 10/25/28 valued at $13,202,591, FXRM 0% due 7/18/28 valued at $5,140,839, FGRM 0% due 4/15/24 to
               6/15/28 valued at $50,910,203)...............................................................        100,000,000

 100,000,000   Donaldson, Lufkin and Jenrette Securities Corp., 5.72%, 12/1/99 (collateralized by FGPC 9.50%
               due 8/1/26 valued at $6,270,990, FNMS 6.00% to 7.59% due 4/1/19 to 11/29/29 valued at
               $96,731,599).................................................................................        100,000,000
                                                                                                                 --------------
               Total Repurchase Agreements (Cost $712,000,000)..............................................        712,000,000
                                                                                                                 --------------
               TAXABLE MUNICIPAL BONDS -- 0.7% (A) (NOTE 1)
  25,100,000   Illinois Student Assistance, 5.52% (LOC Sallie Mae), 12/1/22 (Cost $25,100,000)..............         25,100,000
                                                                                                                 --------------
               TOTAL INVESTMENTS (COST $3,736,343,328)...............................................  103.4%     3,736,343,328
               LIABILITIES, LESS OTHER ASSETS........................................................   (3.4)      (122,840,656)
                                                                                                      ------     --------------
               NET ASSETS............................................................................  100.0%    $3,613,502,672
                                                                                                      ------     --------------
                                                                                                      ------     --------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 3,613,502,672 SHARES
               OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING....................................                     $1.00
                                                                                                                          -----
                                                                                                                          -----

------------

(a) The interest rates, as reported November 30, 1999, are subject to change periodically. Securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letters of credit.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1999--(UNAUDITED)

 PRINCIPAL                                                                                                           VALUE
   AMOUNT      REPURCHASE AGREEMENTS -- 100.8%                                                                     (NOTE 1)
------------   ---------------------------------------------------------------------------------------            ------------
$190,000,000   Bear, Stearns & Co. Inc., 5.72%, 12/1/99 (collateralized by GNMA, 5.50%--9.50%, due from
               8/14/15 to 8/15/29 valued at $198,149,361)....................................................     $190,000,000
 200,000,000   DLJ Securities Corporation, 5.72%, 12/1/99 (collateralized by GNMA, 5.50%--15.00%, due from
               4/15/01 to 12/15/31 valued at $200,004,524)...................................................      200,000,000
 165,000,000   Prudential Securities Inc., 5.68%, 12/1/99 (collateralized by GNMA, 5.00%--6.625%, due from
               5/20/28 to 8/24/20 valued at $165,000,000)....................................................      165,000,000
 173,000,000   Lehman Brothers Inc., 5.68%, 12/1/99 (collateralized by GNMA, 6.00%--9.50% due from 11/15/06
               to 12/20/28 valued at $173,000,257)...........................................................      173,000,000
                                                                                                                  ------------
               TOTAL REPURCHASE AGREEMENTS (COST $728,000,000)........................................  100.8%     728,000,000
               LIABILITIES, LESS OTHER ASSETS.........................................................   (0.8)      (5,436,021)
                                                                                                       ------     ------------
               NET ASSETS.............................................................................  100.0%    $722,563,979
                                                                                                       ------     ------------
                                                                                                       ------     ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 722,563,979 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING....................................                   $1.00
                                                                                                                         -----
                                                                                                                         -----


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                             VALUE
   AMOUNT     U.S. TREASURY BILLS -- 99.7%                                                                           (NOTE 1)
------------  ------------------------------------------------------------------------------------------            ------------
$31,500,000   4.57%--4.86%, 12/2/99............................................................................     $ 31,495,888
 16,500,000   4.58%--4.83%, 12/9/99............................................................................       16,482,651
 13,000,000   4.68%, 12/23/99..................................................................................       12,962,820
 27,500,000   4.76%--4.88%, 1/6/00.............................................................................       27,368,365
 35,000,000   4.93%--5.25%, 1/13/00............................................................................       34,787,538
 40,500,000   4.96%--5.20%, 1/20/00............................................................................       40,213,115
 25,000,000   4.70%, 1/27/00...................................................................................       24,813,958
 24,500,000   4.83%, 2/3/00....................................................................................       24,289,844
 25,900,000   4.65%--4.84%, 2/10/00............................................................................       25,657,682
 40,000,000   4.89%--4.91%, 2/17/00............................................................................       39,575,767
 13,000,000   5.13%--5.14%, 2/24/00............................................................................       12,842,502
 22,500,000   5.11%--5.12%, 4/27/00............................................................................       22,027,633
                                                                                                                    ------------
              TOTAL U.S. TREASURY BILLS (COST $312,517,763).............................................   99.7%     312,517,763
              OTHER ASSETS, LESS LIABILITIES............................................................    0.3          939,926
                                                                                                         ------     ------------
              NET ASSETS................................................................................  100.0%    $313,457,689
                                                                                                         ------     ------------
                                                                                                         ------     ------------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 313,457,689 SHARES OF
              BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING..........................................                   $1.00
                                                                                                                           -----
                                                                                                                           -----


GLOSSARY
FGPC   -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   -- Federal Home Loan Mortgage Corp. ("FHLMC") Gold Adjustable Rate REMIC
FGRM   -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI   -- Freddie MAC Gold Strip Interest Portion
FNMS   -- FNMA Mortgage-Backed Pass-Through Securities
FNRA   -- FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNRM   -- Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed Pass-Through Securities
FRRA   -- FHLMC REMIC Adjustable Rate
FNST   -- FNMA Stripped Mortgage-Backed Pass-Through Securities
FXRM   -- FNMA REMIC Fixed Rate
RFIN   -- Resolution Funding Corp. STRIPS
TPRN   -- U.S. Treasury Principal STRIPS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                                                                                    U.S.           U.S.
                                                                                    PRIMARY      GOVERNMENT      TREASURY
                                                                                     FUND           FUND           FUND
                                                                                  -----------    -----------    ----------
INTEREST INCOME (Note 1).......................................................   $89,696,064    $19,238,089    $7,557,124
                                                                                  -----------    -----------    ----------

EXPENSES (Note 2)
  Management fee...............................................................    11,759,709     2,652,920             --
  Comprehensive fee............................................................     4,995,594     1,065,920      1,536,148
  Other........................................................................           674           674            674
                                                                                  -----------    -----------    ----------
    Total Expenses before waiver...............................................    16,755,977     3,719,514      1,536,822
    Less: expenses waived (Note 2).............................................            --            --       (227,097)
                                                                                  -----------    -----------    ----------
    Net Expenses...............................................................    16,755,977     3,719,514      1,309,725
                                                                                  -----------    -----------    ----------

NET INVESTMENT INCOME, representing net increase in Net Assets
  from Investment Operations...................................................   $72,940,087    $15,518,575    $6,247,399
                                                                                  -----------    -----------    ----------
                                                                                  -----------    -----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                            PRIMARY FUND                      U.S. GOVERNMENT FUND
                                 ----------------------------------     ---------------------------------
                                   SIX MONTHS            YEAR             SIX MONTHS            YEAR
                                     ENDED               ENDED              ENDED              ENDED
                                  NOVEMBER 30,          MAY 31,          NOVEMBER 30,         MAY 31,
                                      1999               1999                1999               1999
                                 --------------     ---------------     --------------     --------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income.....    $  72,940,087      $   134,365,969     $  15,518,575      $   29,798,286
                                 --------------     ---------------     --------------     --------------
 DIVIDENDS PAID TO
   SHAREHOLDERS FROM:
   Net investment income
     (Note 1)................      (72,940,087)        (134,365,969)      (15,518,575)        (29,798,286)
                                 --------------     ---------------     --------------     --------------
 FROM CAPITAL SHARE
   TRANSACTIONS (at net asset
   value of $1.00 per share):
   Net proceeds from sale of
     shares..................    8,680,401,351       16,224,681,639     1,771,942,718       3,450,382,930
   Dividends reinvested......       72,940,086          134,365,969        15,518,576          29,798,286
   Cost of shares redeemed...    (8,469,901,856)    (15,736,604,580)    (1,781,091,243)    (3,416,454,910)
                                 --------------     ---------------     --------------     --------------
Net increase derived from
 capital share transactions
 and from investment
 operations..................      283,439,581          622,443,028         6,370,051          63,726,306
NET ASSETS:
 Beginning of period.........    3,330,063,091        2,707,620,063       716,193,928         652,467,622
                                 --------------     ---------------     --------------     --------------
 End of period...............    $3,613,502,672     $ 3,330,063,091     $ 722,563,979      $  716,193,928
                                 --------------     ---------------     --------------     --------------
                                 --------------     ---------------     --------------     --------------

                                       U.S. TREASURY FUND
                               -----------------------------------
                                  SIX MONTHS             YEAR
                                     ENDED              ENDED
                                 NOVEMBER 30,          MAY 31,
                                     1999                1999
                               -----------------    --------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income.....  $     6,247,399      $   11,017,000
                               -----------------    --------------
 DIVIDENDS PAID TO
   SHAREHOLDERS FROM:
   Net investment income
     (Note 1)................       (6,247,399)        (11,017,000)
                               -----------------    --------------
 FROM CAPITAL SHARE
   TRANSACTIONS (at net asset
   value of $1.00 per share):
   Net proceeds from sale of
     shares..................      624,360,658       1,315,560,422
   Dividends reinvested......        6,247,399          11,017,000
   Cost of shares redeemed...     (603,852,433)     (1,279,635,650)
                               -----------------    --------------
Net increase derived from
 capital share transactions
 and from investment
 operations..................       26,755,624          46,941,772
NET ASSETS:
 Beginning of period.........      286,702,065         239,760,293
                               -----------------    --------------
 End of period...............  $   313,457,689      $  286,702,065
                               -----------------    --------------
                               -----------------    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)      SIGNIFICANT ACCOUNTING POLICIES:

         The Reserve Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

         A. The Fund's authorized shares of beneficial interest are unlimited and divided into four (4) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund (collectively, the "Funds"). The financial statements and notes apply only to Primary, U.S. Government and U.S. Treasury Funds.

         B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments, (1) the notice period required before the Fund is entitled to receive of payment of principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

         C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

         D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

         E. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)      MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

         Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. Effective June 26, 1999, the Primary and U.S. Government Funds entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

         For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

         DISTRIBUTION ASSISTANCE:

         Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the six months ended November 30, 1999, RMCI voluntarily reimbursed the Fund a total of $47,638 pursuant to the undertaking.

(3)      MANAGEMENT'S USE OF ESTIMATES:

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)      COMPOSITION OF NET ASSETS:

         At November 30, 1999, the composition of each Fund's net assets was as follows:

                                                                          PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                                                       --------------    ---------------    -------------
Par Value...........................................................   $    3,613,503     $     722,564     $     313,458
Paid-in-Capital.....................................................    3,609,889,169       721,841,415       313,144,231
                                                                       --------------     -------------     -------------
Net Assets..........................................................   $3,613,502,672     $ 722,563,979     $ 313,457,689
                                                                       --------------     -------------     -------------
                                                                       --------------     -------------     -------------

(5)      FINANCIAL HIGHLIGHTS:

         Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                          SIX MONTHS
                                                            ENDED                   FOR FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   ----------------------------------------------------
                                                             1999          1999       1998       1997       1996       1995
                                                          ------------   --------   --------   --------   --------   --------

PRIMARY FUND
Net asset value beginning of period.....................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------     --------   --------   --------   --------   --------
Net investment income from investment operations........       .0219        .0438      .0483      .0457      .0490      .0450
Less dividends from net investment income...............      (.0219)      (.0438)    (.0483)    (.0457)    (.0490)    (.0450)
                                                            --------     --------   --------   --------   --------   --------
Net asset value at end of period........................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------     --------   --------   --------   --------   --------
                                                            --------     --------   --------   --------   --------   --------
Total Return............................................        4.38%(b)     4.38%      4.83%      4.57%      4.90%      4.50%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).....................    $3,613.5     $3,330.1   $2,707.6   $2,104.1   $1,664.1   $1,602.5
Ratio of expenses to average net assets.................        1.00%(b)     1.00%       .94%       .98%       .98%       .97%
Ratio of net investment income to average net assets....        4.34%(b)     4.26%      4.71%      4.47%      4.79%      4.42%

U.S. GOVERNMENT FUND
Net asset value beginning of period.....................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $  1.000
                                                            --------     --------   --------   --------   --------   --------
Net investment income from investment operations........       .0210        .0426      .0471      .0449      .0484      .0441
Less dividends from net investment income...............      (.0210)      (.0426)    (.0471)    (.0449)    (.0484)    (.0441)
                                                            --------     --------   --------   --------   --------   --------
Net asset value at end of period........................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------     --------   --------   --------   --------   --------
                                                            --------     --------   --------   --------   --------   --------
Total Return............................................        4.20%(b)     4.26%      4.71%      4.49%      4.84%      4.41%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).....................    $  722.6     $  716.2   $  652.5   $  611.8   $  568.5   $  721.8
Ratio of expenses to average net assets.................        1.00%(b)     1.00%       .99%       .99%      1.00%       .99%
Ratio of net investment income to average net assets....        4.16%(b)     4.16%      4.63%      4.40%      4.75%      4.31%

(5) FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                   FOR FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   ----------------------------------------------------
                                                             1999          1999       1998       1997       1996       1995
                                                          ------------   --------   --------   --------   --------   --------
U.S. TREASURY FUND
Net asset value beginning of period.....................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------     --------   --------   --------   --------   --------
Net investment income from investment operations........       .0199        .0410      .0456      .0443      .0466      .0456
Less dividends from net investment income...............      (.0199)      (.0410)    (.0456)    (.0443)    (.0466)    (.0456)
                                                            --------     --------   --------   --------   --------   --------
Net asset value at end of period........................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------     --------   --------   --------   --------   --------
                                                            --------     --------   --------   --------   --------   --------
Total Return............................................        3.97%(b)     4.10%      4.56%      4.43%      4.66%      4.56%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions).....................    $  313.5     $  286.7   $  239.8   $  169.2   $  142.8   $   95.2
Ratio of expenses to average net assets(a)..............        1.00%(b)     1.00%       .97%       .97%       .99%       .93%
Ratio of net investment income to average net
  assets(a).............................................        4.08%(b)     3.76%      4.26%      4.13%      4.33%      4.44%

---------------

(a) Due to the voluntary waiver of certain expenses by RMCI, the actual expense ratios and net investment income of the U.S. Treasury Fund amounted to:

                                                                NET
                                             EXPENSE          INVESTMENT
                        FISCAL YEAR          RATIO            INCOME
                        -----------          -------          ----------
                           11/99(c)            .82%              3.93%
                            5/99               .77               3.99
                            5/98               .77               4.46
                            5/97               .77               4.33
                            5/96               .79               4.53
                            5/95               .68               4.64

(b) Annualized
(c) For the period June 1, 1999 to November 30, 1999

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